RELATED PARTY TRANSACTIONS - Schedule of related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
RELATED PARTY TRANSACTIONS
Total revenues	¥ 9,558,619	$ 1,366,864	¥ 7,785,180	¥ 7,047,461
Related party transaction, amounts of transaction	161,533	23,100	124,362	89,632
Related parties
RELATED PARTY TRANSACTIONS
Total revenues	2,620,919	374,786	1,571,112	1,107,342
Purchase of network hardware devices from Xiaomi Group | Xiaomi Group
RELATED PARTY TRANSACTIONS
Related party transaction, amounts of transaction	29,637	4,238	0	0
Interest expense on loan | Xiaomi Group
RELATED PARTY TRANSACTIONS
Related party transaction, amounts of transaction	45,156	6,457	30,963	39,703
Interest expense on loan | Kingsoft Group
RELATED PARTY TRANSACTIONS
Related party transaction, amounts of transaction	30,870	4,414	45,709	958
Rental of building and office space from Xiaomi Group | Xiaomi Group
RELATED PARTY TRANSACTIONS
Related party transaction, amounts of transaction	42,271	6,046	37,878	39,804
Rental of office space and administrative services | Kingsoft Group
RELATED PARTY TRANSACTIONS
Related party transaction, amounts of transaction	13,599	1,945	9,812	9,167
Public cloud services | Xiaomi Group
RELATED PARTY TRANSACTIONS
Total revenues	1,853,124	264,993	1,091,451	763,338
Public cloud services | Kingsoft Group
RELATED PARTY TRANSACTIONS
Total revenues	363,300	51,951	281,286	217,333
Public cloud services | Other related parties
RELATED PARTY TRANSACTIONS
Total revenues	737	105	516	378
Enterprise cloud services
RELATED PARTY TRANSACTIONS
Total revenues	2,925,127	418,287	2,777,777	2,663,993
Enterprise cloud services | Related parties
RELATED PARTY TRANSACTIONS
Total revenues	403,758	57,737	197,859	125,857
Enterprise cloud services | Xiaomi Group
RELATED PARTY TRANSACTIONS
Total revenues	382,438	54,688	182,364	104,967
Enterprise cloud services | Kingsoft Group
RELATED PARTY TRANSACTIONS
Total revenues	21,320	3,049	15,479	18,690
Enterprise cloud services | Other related parties
RELATED PARTY TRANSACTIONS
Total revenues	0	0	16	2,200
Other services
RELATED PARTY TRANSACTIONS
Total revenues	0	0	152	1,727
Other services | Related parties
RELATED PARTY TRANSACTIONS
Total revenues	0	0	0	436
Other services | Other related parties
RELATED PARTY TRANSACTIONS
Total revenues	¥ 0	$ 0	¥ 0	¥ 436